Sharon Tomko
Talcott Resolution Law Group
1 American Row
Hartford, CT 06103
Tel. 1-860-791-0119
sharon.tomko@talcottresolution.com

May 2, 2024

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 25, 2024.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0119.

Very truly yours,

Sharon Tomko
Project Manager, Registered Product Filings
Enclosure

Exhibit A

Talcott Resolution Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 033-73568    The Director VI
The Director Select I
File No. 333-69487    The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-101924    The Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-39620    Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/IR

Talcott Resolution Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-119418    The Director M
Wells Fargo Director M
File No. 333-119421    The Director M Outlook
Wells Fargo Director M

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-40410    Leaders Outlook I/IR
Leaders Elite Outlook I/IR
Leaders Solution Outlook I/IR
File No. 333-76419    Leaders I/IR
Leaders Solution I/IR
File No. 333-101933    Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Select Leaders V
File No. 333-101943    Leaders Edge II/IIR/III
File No. 333-101949    Leaders Plus II/IIR/III
File No. 333-101955    Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/II
Select Leaders Outlook III
File No. 333-148561    Leaders IV
File No. 333-176152    PRM III

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73572    Putnam Capital Manager V